CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Sep. 13, 2018
Cash flows from operating activities
Net income for the year		$ 7,767		$ 63,179		$ 46,361
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization		22,843		14,608		13,519
Interest on long term credit		26		88
Loss (gains) in respect of trading marketable securities		241		(166)		(397)
Increase in liability for employee rights upon retirement		1,094		491		1,025
Share in losses (gains) of affiliated companies, net		3,203		(4,219)		(8,520)
Deferred income taxes		(2,246)		2,346		(516)
Capital loss (gain) on sale of property and equipment, net		112		85		(1)
Gain from measurement of previously held interests at acquisition date fair value	[1]			(14,677)
Decrease (increase) in accounts receivable		10,704		6,182		(4,769)
Decrease (increase) in other current and non-current assets		2,021		(10,656)		(11,517)
Decrease in inventories		3,815		3,580		1,632
Increase (decrease) in accounts payable		(1,125)		(3,837)		3,751
Increase (decrease) in deferred revenues		(7,392)		(3,479)		2,238
Increase (decrease) in Obligation to purchase non-controlling interests		(3,215)		519
Impairment of goodwill		12,292	[2]
Impairment of other intangible assets		13,862
Increase (decrease) in other current and non-current liabilities		(4,323)		(780)		1,101
Net cash provided by operating activities		59,679		53,264		43,907
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals		(1,191)		(576)		(844)
Capital expenditures		(18,310)		(21,744)		(16,159)
Investment in affiliated company		(55)		(1,250)		(900)
Investment in marketable securities		(1,102)		(8,100)		(8,623)
Repayment of loans from affiliated companies				7,317		6,982
Proceeds from (investments in) long - term deposit		(16)		10		450
Investments in other companies		(229)		(1,517)		(1,274)
Proceeds from sale of property and equipment		216		381		315
Sale of marketable securities		2,400		9,594		5,368
Acquisition of subsidiary (Appendix A)				(68,969)
Net cash used in investment activities		(18,287)		(84,854)		(14,685)
Cash flows from financing activities
Repayment of long term loan		(8,938)		(7,994)
Receipt of long term credit from bank institution				81,695
Short term credit from banking institutions		(2,167)		(1,004)		23
Acquisition of company shares purchased by a wholly owned subsidiary		(6,001)
Dividend paid		(19,848)		(20,219)		(22,645)
Dividend paid to non-controlling interests		(1,973)		(2,709)		(1,644)
Net cash provided by (used in) financing activities		(38,927)		49,769		(24,266)
Effect of exchange rate changes on cash and cash equivalents		101		(3,687)		863
Net increase in cash and cash equivalents		2,566		14,492		5,819
Balance of cash and cash equivalents at beginning of year		51,398		36,906		31,087
Balance of cash and cash equivalents at end of year		53,964		51,398		36,906
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability		0		11
Dividends declared		5,050		4,822		4,994
Working capital (excluding cash and cash equivalents and deferred revenues), net							$ 34,576
Intangible assets, net							38,583
Property and equipment, net							11,014
Liability for employee rights upon retirement							(1,337)
Goodwill		50,086	[3]	62,896	[3]	3,777	59,402
Consideration paid by issuance of treasury stock, as adjusted							(12,038)
Amount to be received as purchase price adjustment							10,800
Deferred income taxes							763
Other non-current assets							2,132
Fair value of previous investments in acquired companies							(24,734)
Deferred revenues (including current portion)							(34,048)
Obligation to purchase non-controlling interests							(16,144)
Net cash used to pay for the Acquisition							$ 68,969
Supplementary disclosure of cash flow information
Interest paid		1,788		1,266		2,651
Income taxes paid, net of refunds		$ 10,376		$ 15,533		$ 22,891

[1]	As a result of the acquisition described in Note 3 the company gained control over certain companies that previously were accounted under the equity method ("JV's") and began to include these JV's in the consolidated . The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.
[2]	As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.
[3]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.